CONCENTRATIONS OF RISK	6 Months Ended
Jun. 30, 2023
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF RISK

NOTE 13 – CONCENTRATIONS OF RISK

The Company is exposed to the following concentrations of risk:

a. Credit risk and major customers

Financial instruments that are potentially subject to credit risk consist principally of trade receivables. The Company believes the concentration of credit risk in its trade receivables is substantially mitigated by its ongoing credit evaluation process and relatively short collection terms. The Company does not generally require collateral from customers. The Company evaluates the need for an allowance for doubtful accounts based upon factors surrounding the credit risk of specific customers, historical trends and other information.

As of June 30, 2023 and December 31, 2022, 100% of the Company’s cash including cash on hand and deposits in accounts were maintained within the PRC where there is currently no rule or regulation in place for obligatory insurance to cover bank deposits in the event of a bank’s failure. However, the Company has not experienced any such losses and believes it is not exposed to any significant risks on its cash in bank accounts.

The Company’s key customers are located in the PRC. The Company has not entered into long-term sales contracts with any of these major customers. During the six months ended June 30, 2023 and 2022, the Company’s customers that accounted for 10% or more of the Company’s revenue were listed as follow:

	For Six Months Ended June 30,
Customers	2023	2022
A	71%	-
B	19%	-

The suppliers accounted for 10% or more of the Company’s purchases during the six months ended June 30, 2023 and 2022.

	For Six Months Ended June 30,
Suppliers	2023	2022
AA	85%	-
BB	15%	-

b. Interest rate risk

As the Company has no significant interest-bearing assets, the Company’s income and operating cash flows are substantially independent of changes in market interest rates.

c. Exchange rate risk

The reporting currency of the Company is USD, to date the majority of the revenues and costs are denominated in RMB and a significant portion of the assets and liabilities are denominated in RMB. As a result, the Company is exposed to foreign exchange risk as its revenues and results of operations may be affected by fluctuations in the exchange rate between US$ and RMB. If RMB depreciates against US$, the value of RMB revenues and assets as expressed in USD financial statements will decline. The Company does not hold any derivative or other financial instruments that expose to substantial market risk.

d. Economic and political risks

The Company’s operations are conducted in the PRC. Accordingly, the Company’s business, financial condition and results of operation may be influenced by the political, economic and legal environment in the PRC, and by the general state of the PRC economy. The outbreak of COVID-19 pandemic has expanded all over the world since the beginning of 2020, which has greatly slowed the growth of the global economy, including the PRC. The long term effects of COVID-19 continue to create uncertainty. The slowed growth of the PRC’s economy might have adverse effects on our current business and future developments, specifically if we are unable to capitalized on the opportunities in the health therapy industry.

The Company’s operations in the PRC are subject to special considerations. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Company’s results may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad, and rates and methods of taxation.